Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor
Cash flows from operating activities:
Net loss	$ (25,793)		$ (105,452)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision (benefit) for credit losses	(687)		2,703
Depreciation and amortization	28,599		47,313
Noncash lease expense	2,491		3,667
Share-based compensation expense	1,107		64,626
Gain on bargain purchase
Amortization of deferred financing costs	828		1,366
Loss on extinguishment of debt
Fair value adjustments on interest rate derivatives
Deferred income taxes	(4,320)		(13,983)
Other	(212)		(503)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	31,859		27,782
Prepaid expenses and other current assets	4,306		(9,380)
Accounts payable	3,433		(4,479)
Accrued expenses and other current liabilities	(5,921)		(7,875)
Operating lease obligations	(2,352)		(3,429)
Other assets and liabilities	(546)		273
Net cash provided by operating activities	32,792		2,629
Cash flows from investing activities:
Purchases of property, plant and equipment	(4,476)		(13,241)
Proceeds from sale of property, plant and equipment	293		776
Acquisition of ASP Acuren, net of cash acquired			(1,822,186)
Acquisition of businesses, net of cash acquired	(8,030)
Net cash used in investing activities	(12,213)		(1,834,651)
Cash flows from financing activities:
Borrowings under long-term debt			775,000
Repayments of long-term debt	(1,932)		(1,938)
Payments of debt issuance costs	(1,165)		(21,355)
Principal payments on finance lease obligations	(2,508)		(3,991)
Dividends paid to stockholder
Proceeds from exercise of stock options
Capital contributions from stockholder
Treasury stock repurchase
Proceeds from issuance of common shares and exercise of warrants, net of issuance costs			666,630
Payments of contingent consideration
Net cash provided by (used in) financing activities	(5,605)		1,414,346
Net effect of exchange rate fluctuations on cash and cash equivalents	1,631		(123)
Net change in cash and cash equivalents	16,605		(417,799)
Beginning of period	139,134		556,933
End of period	$ 155,739		139,134	$ 556,933	$ 139,134
Predecessor
Cash flows from operating activities:
Net loss		$ (1,271)		(15,703)		$ (6,289)	$ 20,043
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision (benefit) for credit losses		(265)		408		1,353	1,325
Depreciation and amortization		19,093		45,777		94,818	86,436
Noncash lease expense		2,418		5,453		9,992	8,069
Share-based compensation expense		897		17,858		4,975	2,561
Gain on bargain purchase							(12,503)
Amortization of deferred financing costs		1,022		2,406		3,586	3,249
Loss on extinguishment of debt				9,073
Fair value adjustments on interest rate derivatives		2,089		3,102		7,244	(9,069)
Deferred income taxes		2,251		(8,376)		(23,442)	(20,370)
Other		(150)		(588)		(78)	179
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable		5,327		(32,797)		881	(38,798)
Prepaid expenses and other current assets		2,031		(2,829)		(3,243)	2,170
Accounts payable		(10,029)		(9,691)		2,917	(3,503)
Accrued expenses and other current liabilities		3,525		17,848		5,958	19,246
Operating lease obligations		(2,468)		(5,751)		(9,284)	(5,672)
Other assets and liabilities		(3,548)		(5,751)		6,421	(13,383)
Net cash provided by operating activities		20,922		20,439		95,809	39,980
Cash flows from investing activities:
Purchases of property, plant and equipment		(5,544)		(14,334)		(22,141)	(23,075)
Proceeds from sale of property, plant and equipment		277		1,029		1,617	978
Acquisition of ASP Acuren, net of cash acquired
Acquisition of businesses, net of cash acquired		(29,094)		(44,680)		(6,010)	(45,575)
Net cash used in investing activities		(34,361)		(57,985)		(26,534)	(67,672)
Cash flows from financing activities:
Borrowings under long-term debt		20,000		30,000		195,000	50,000
Repayments of long-term debt				(16,346)		(81,384)	(5,767)
Payments of debt issuance costs		(1,820)				(2,844)	(72)
Principal payments on finance lease obligations		(2,479)		(5,836)		(9,948)	(7,424)
Dividends paid to stockholder						(150,000)
Proceeds from exercise of stock options							66
Capital contributions from stockholder							200
Treasury stock repurchase							(753)
Proceeds from issuance of common shares and exercise of warrants, net of issuance costs
Payments of contingent consideration							(285)
Net cash provided by (used in) financing activities		15,701		7,818		(49,176)	35,965
Net effect of exchange rate fluctuations on cash and cash equivalents		549		(7,877)		4,377	(5,625)
Net change in cash and cash equivalents		2,811		(37,605)		24,476	2,648
Beginning of period		87,061	$ 49,456	87,061	$ 87,061	62,585	59,937
End of period		$ 89,872		$ 49,456		$ 87,061	$ 62,585